Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Non-current assets [abstract]
Intangible assets	€ 5,161	€ 5,272
Property, plant and equipment	127,678	126,049
Investment in associate	35,023	38,345
Other receivables	1,822	1,808
Marketable securities	86,487	107,561
Total non-current assets	256,171	279,035
Current assets
Inventories	92,436	75,405
Trade receivables	5,808	2,200
Income tax receivables	1,072	893
Other receivables	15,071	20,093
Prepayments	27,994	25,231
Marketable securities	223,055	235,797
Cash and cash equivalents	755,643	446,267
Total current assets	1,121,079	805,886
Total assets	1,377,250	1,084,921
Equity
Share capital	7,649	7,646
Distributable equity	665,167	875,989
Total equity	672,816	883,635
Non-current liabilities
Borrowings	464,736	97,966
Derivative liabilities	141,379	0
Contract liabilities	2,964	2,964
Total non-current liabilities	609,079	100,930
Current liabilities
Borrowings	8,926	6,995
Contract liabilities	265	2,601
Trade payables and accrued expenses	70,683	59,417
Other liabilities	12,536	29,952
Income taxes payable	499	198
Provisions	2,446	1,193
Total current liabilities	95,355	100,356
Total liabilities	704,434	201,286
Total equity and liabilities	€ 1,377,250	€ 1,084,921